Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Registrant Name	dei_EntityRegistrantName	AB MUNICIPAL INCOME FUND II
Entity Central Index Key	dei_EntityCentralIndexKey	0000899774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2022
Prospectus Date	rr_ProspectusDate	Sep. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A